Basis of presentation	12 Months Ended
Oct. 31, 2021
Basis Of Preparation Of Financial Statements [Abstract]
Basis of presentation [Text Block]

3. Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and interpretations issued by the IFRS Interpretations Committee ("IFRIC"). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

These consolidated financial statements were authorized for issuance and release by the Company's Board of Directors on February 14, 2022.

(a) Basis of consolidation

These consolidated financial statements include the accounts of Micromem Technologies Inc. and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation. The Company applies the acquisition method to account for business combinations. Acquisition-related costs are expensed as incurred.

The Company's wholly-owned subsidiaries include:

(i) Micromem Applied Sensors Technology Inc. ("MAST") which was incorporated in November 2007 and is domiciled in Delaware, United States. MAST has previously had the primary responsibility for the exploitation of the Company's technologies in conjunction with various strategic partners and customers.

(ii) 7070179 Canada Inc. which was incorporated in October 2008 under the Canada Business Corporations Act in Ontario, Canada. The Company has assigned to this entity its rights, title and interests in certain patents, which it previously held, directly, in exchange for common shares of this entity.

(iii)	Inactive subsidiaries	Domiciled in
	Memtech International Inc.	Bahamas
	Memtech International (USA) Inc., Pageant Technologies (USA) Inc.	United States
	Pageant Technologies Inc., Micromem Holdings (Barbados) Inc.	Barbados

(b) Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for financial instruments designated at fair value through profit and loss which are measured at their fair value.

(c) Functional and presentation currency

These consolidated financial statements are presented in United States dollars ("USD"), which is the functional currency of the Company and all of its subsidiaries.

(d) Use of estimates and judgments

The preparation of these consolidated financial statements in conformity with IFRSs requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates are reviewed periodically and adjustments are made as appropriate in the reporting period they become known. Items for which actual results may differ materially from these estimates are described in the following section.

(i) Fair value of options and conversion features

The Company makes estimates and utilizes assumptions in determining the fair value for stock options and derivative liabilities based on the application of the Black-Scholes option pricing model or the binomial option pricing model, depending on the circumstances. These pricing models require management to make various assumptions and estimates that are susceptible to uncertainty, including the volatility of the share price, expected dividend yield, expected term, expected risk-free interest rate, and exercise price in the binomial option pricing model.

(ii) Useful lives and recoverability of long-lived assets

Long-lived assets consist of property and equipment and patents. Amortization is dependent upon estimates of useful lives and impairment is dependent upon estimates of recoverable amounts. These are determined through the exercise of judgment and are dependent upon estimates that take into account factors such as economic and market conditions, frequency of use, anticipated changes in laws, and technological improvements.

(iii) Income taxes

Income taxes and tax exposures recognized in the consolidated financial statements reflect management's best estimate of the outcome based on facts known at the reporting date. When the Company anticipates a future income tax payment based on its estimates, it recognizes a liability. The difference between the expected amount and the final tax outcome has an impact on current and deferred taxes when the Company becomes aware of this difference.

When the Company incurs losses for income tax purposes, it assesses the probability of taxable income being available in the future, based on budgeted forecasts. These forecasts are adjusted for certain non-taxable income and expenses and specific rules on the use of unused credits and tax losses. When the forecasts indicate that sufficient future taxable income will be available to deduct the temporary differences, a deferred tax asset is recognized for all deductible temporary differences.

(iv) Going concern assumption

The Company applies judgment in assessing whether material uncertainties exist that would cause doubt as to the whether the Company could continue as a going concern.